Investments (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

	December 31, 2010
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

Maturities of Available-for-SaleDebt Securities and FundTrusts

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2011:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥20	¥20
Due after one year through five years	962	926
Due after five years through ten years	1,646	1,608

	¥2,628	¥2,554